Statements of cash flows (USD $)	12 Months Ended
Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ 30,904,514
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	2,871,200
Change in valuation of warrant liability	(461,947)
Noncash interest expense	416,612
Share-based compensation expense	2,816,637
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,355,123)
Grant and collaboration receivables	2,052,550
Deposits and other assets	214,345
Accounts payable and accrued expenses	(3,159,711)
Other long-term liabilities	(67,151)
Deferred revenue	(54,998,713)
Net cash used in operating activities	(20,766,787)
Cash flows from investing activities
Purchases of fixed assets	(165,116)
Purchases of investments	(2,019,163)
Maturities of investments	29,887,327
Net cash used in investing activities	27,703,048
Cash flows from financing activities
Payments on long-term debt	(7,185,610)
Proceeds from issuance of common stock	5,889
Net cash provided by financing activities	(7,179,721)
Net (decrease) increase in cash and cash equivalents	(243,460)
Cash and cash equivalents, beginning of period	28,674,870
Cash and cash equivalents, end of period	28,431,410
Supplemental disclosure of cash information
Cash paid for interest	2,486,682
Supplemental disclosures of noncash information related to investing and financing activities
Change in unrealized loss on investments	$ (3,606)